Future Minimum Lease Payments - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 327,857
2018	337,693
2019	347,824
2020	358,258
2021	107,526
Thereafter
Total	$ 1,479,158